IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 5,073		$ 4,863		$ 4,381	$ 4,735
Interest-bearing deposits with banks	34,057		25,583
Trading loans, securities, and other	162,475		146,000
Non-trading financial assets at fair value through profit or loss	7,172		6,503
Derivatives	45,604		48,894
Financial assets designated at fair value through profit or loss	3,614		4,040
Financial assets at fair value through other comprehensive income	107,872		111,104
Debt securities at amortized cost, net of allowance for credit losses	134,854		130,497
Securities purchased under reverse repurchase agreements	165,795		165,935
Loans
Residential mortgages	238,560		235,640
Consumer instalment and other personal	180,503		180,334
Credit card	37,169		36,564
Business and government	241,617		236,517
Total loans	697,849		689,055
Allowance for loan losses	(4,683)		(4,447)
Loans, net of allowance for loan losses	693,166		684,608
Customers' liability under acceptances	14,155		13,494
Goodwill	17,047		16,976			$ 16,536
Other intangibles	2,422		2,503
Land, buildings, equipment, and other depreciable assets	9,624		5,513
Deferred tax assets	1,803		1,799
Amounts receivable from brokers, dealers, and clients	26,338		20,575
Other assets	16,902		17,087
Total assets	1,457,429		1,415,290		1,322,506
LIABILITIES
Trading deposits	27,344		26,885
Derivatives	45,535		50,051
Securitization liabilities at fair value	13,082		13,058
Financial liabilities designated at fair value through profit or loss	112,040		105,131
Deposits
Personal	518,655		503,430
Banks	17,223		16,751
Business and government	372,539		366,796
Total deposits	908,417		886,977
Acceptances	14,155		13,494
Obligations related to securities sold short	37,488		29,656
Obligations related to securities sold under repurchase agreements	126,296		125,856
Securitization liabilities at amortized cost	14,090		14,086
Amounts payable to brokers, dealers, and clients	28,162		23,746
Insurance-related liabilities	6,977		6,920
Other liabilities	24,330		21,004
Subordinated notes and debentures	10,711		10,725
Equity	88,802		87,701		$ 81,670
Total liabilities and equity	1,457,429	$ 57,543	1,415,290	$ 57,671
Off-balance sheet commitments
Total off-balance sheet commitments	238,504		244,633
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,456		9,316
Other assets		27,217		27,303
Total assets		57,543		57,671
Deposits
Other liabilities		6,486		6,205
Equity		$ 11,576		$ 11,459
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	231,826		230,640
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,598
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			3,172
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,080		3,200
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			7,621
Not later than one month [member]
Assets
Cash and due from banks	5,067		4,857
Interest-bearing deposits with banks	31,682		23,412
Trading loans, securities, and other	1,790		1,197
Non-trading financial assets at fair value through profit or loss	317		147
Derivatives	6,186		5,786
Financial assets designated at fair value through profit or loss	331		195
Financial assets at fair value through other comprehensive income	1,981		1,431
Debt securities at amortized cost, net of allowance for credit losses	692		1,878
Securities purchased under reverse repurchase agreements	101,815		98,904
Loans
Residential mortgages	792		2,006
Consumer instalment and other personal	3,812		850
Business and government	24,897		29,460
Total loans	29,501		32,316
Loans, net of allowance for loan losses	29,501		32,316
Customers' liability under acceptances	11,895		11,127
Land, buildings, equipment, and other depreciable assets	2
Amounts receivable from brokers, dealers, and clients	26,338		20,575
Other assets	2,092		2,548
Total assets	219,689		204,373
LIABILITIES
Trading deposits	2,659		5,837
Derivatives	5,231		7,180
Securitization liabilities at fair value	207
Financial liabilities designated at fair value through profit or loss	18,084		22,193
Deposits
Personal	5,861		5,218
Banks	6,956		6,771
Business and government	17,468		18,576
Total deposits	30,285		30,565
Acceptances	11,895		11,127
Obligations related to securities sold short	466		384
Obligations related to securities sold under repurchase agreements	108,453		101,856
Amounts payable to brokers, dealers, and clients	28,162		23,746
Insurance-related liabilities	247		190
Other liabilities	2,846		2,845
Total liabilities and equity	208,535		205,923
Off-balance sheet commitments
Total off-balance sheet commitments	17,885		19,960
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,833		19,388
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	52
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			82
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			408
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			82
Over 1 month to 3 months [member]
Assets
Cash and due from banks	6		6
Interest-bearing deposits with banks	795		1,137
Trading loans, securities, and other	4,633		3,990
Non-trading financial assets at fair value through profit or loss	105		2
Derivatives	5,092		8,472
Financial assets designated at fair value through profit or loss	56		696
Financial assets at fair value through other comprehensive income	3,375		3,818
Debt securities at amortized cost, net of allowance for credit losses	1,220		5,233
Securities purchased under reverse repurchase agreements	39,711		34,839
Loans
Residential mortgages	4,879		5,595
Consumer instalment and other personal	2,998		1,819
Business and government	5,433		5,573
Total loans	13,310		12,987
Loans, net of allowance for loan losses	13,310		12,987
Customers' liability under acceptances	2,212		2,211
Land, buildings, equipment, and other depreciable assets	4
Other assets	3,834		1,391
Total assets	74,353		74,782
LIABILITIES
Trading deposits	5,454		3,025
Derivatives	5,271		7,968
Securitization liabilities at fair value	412		668
Financial liabilities designated at fair value through profit or loss	31,780		25,370
Deposits
Personal	9,590		8,990
Banks	944		1,459
Business and government	15,839		10,049
Total deposits	26,373		20,498
Acceptances	2,212		2,211
Obligations related to securities sold short	1,152		654
Obligations related to securities sold under repurchase agreements	14,878		20,224
Securitization liabilities at amortized cost	1,275		513
Insurance-related liabilities	346		315
Other liabilities	1,752		3,142
Total liabilities and equity	90,905		84,588
Off-balance sheet commitments
Total off-balance sheet commitments	22,133		22,792
Over 1 month to 3 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,339		21,652
Over 1 month to 3 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	114
Over 1 month to 3 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			182
Over 1 month to 3 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	680		793
Over 1 month to 3 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			165
Over 3 months to 6 months [member]
Assets
Interest-bearing deposits with banks	639		77
Trading loans, securities, and other	5,407		3,916
Non-trading financial assets at fair value through profit or loss	672		37
Derivatives	3,338		3,255
Financial assets designated at fair value through profit or loss	190		156
Financial assets at fair value through other comprehensive income	6,844		4,161
Debt securities at amortized cost, net of allowance for credit losses	1,447		2,254
Securities purchased under reverse repurchase agreements	16,816		24,000
Loans
Residential mortgages	10,523		8,013
Consumer instalment and other personal	3,833		3,170
Business and government	10,195		7,970
Total loans	24,551		19,153
Loans, net of allowance for loan losses	24,551		19,153
Customers' liability under acceptances	48		152
Land, buildings, equipment, and other depreciable assets	6
Other assets	237		2,830
Total assets	60,195		59,991
LIABILITIES
Trading deposits	4,238		4,166
Derivatives	2,991		3,603
Securitization liabilities at fair value	557		412
Financial liabilities designated at fair value through profit or loss	29,253		15,799
Deposits
Personal	9,621		9,459
Banks	482		150
Business and government	12,520		7,569
Total deposits	22,623		17,178
Acceptances	48		152
Obligations related to securities sold short	1,849		398
Obligations related to securities sold under repurchase agreements	2,501		2,993
Securitization liabilities at amortized cost	355		1,274
Insurance-related liabilities	354		388
Other liabilities	1,548		1,334
Total liabilities and equity	66,317		47,697
Off-balance sheet commitments
Total off-balance sheet commitments	17,856		20,186
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	16,232		18,391
Over 3 months to 6 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	186
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			185
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,438		1,360
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			250
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	1,951		3,171
Non-trading financial assets at fair value through profit or loss	64		668
Derivatives	2,645		2,109
Financial assets designated at fair value through profit or loss	113		82
Financial assets at fair value through other comprehensive income	6,228		6,339
Debt securities at amortized cost, net of allowance for credit losses	741		1,050
Securities purchased under reverse repurchase agreements	4,348		6,331
Loans
Residential mortgages	12,560		9,832
Consumer instalment and other personal	4,037		3,620
Business and government	8,167		9,496
Total loans	24,764		22,948
Loans, net of allowance for loan losses	24,764		22,948
Customers' liability under acceptances			4
Land, buildings, equipment, and other depreciable assets	6
Other assets	107		168
Total assets	40,967		42,870
LIABILITIES
Trading deposits	3,372		2,606
Derivatives	1,950		2,062
Securitization liabilities at fair value	387		494
Financial liabilities designated at fair value through profit or loss	27,149		20,496
Deposits
Personal	7,584		7,691
Banks	7		1
Business and government	10,696		10,482
Total deposits	18,287		18,174
Acceptances			4
Obligations related to securities sold short	1,041		819
Obligations related to securities sold under repurchase agreements	269		694
Securitization liabilities at amortized cost	343		355
Insurance-related liabilities	280		330
Other liabilities	280		1,293
Total liabilities and equity	53,358		47,327
Off-balance sheet commitments
Total off-balance sheet commitments	13,136		14,451
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	12,480		13,537
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	150
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			206
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	506		461
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			247
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	4,127		2,873
Non-trading financial assets at fair value through profit or loss	307		314
Derivatives	2,320		2,222
Financial assets designated at fair value through profit or loss	30		83
Financial assets at fair value through other comprehensive income	3,580		6,426
Debt securities at amortized cost, net of allowance for credit losses	2,091		764
Securities purchased under reverse repurchase agreements	2,733		1,765
Loans
Residential mortgages	9,501		11,719
Consumer instalment and other personal	4,811		3,544
Business and government	7,997		8,830
Total loans	22,309		24,093
Loans, net of allowance for loan losses	22,309		24,093
Land, buildings, equipment, and other depreciable assets	9
Other assets	112		103
Total assets	37,618		38,643
LIABILITIES
Trading deposits	3,177		3,185
Derivatives	2,574		1,763
Securitization liabilities at fair value	511		387
Financial liabilities designated at fair value through profit or loss	5,192		20,907
Deposits
Personal	7,702		7,583
Banks	7		6
Business and government	8,827		10,670
Total deposits	16,536		18,259
Obligations related to securities sold short	639		1,171
Obligations related to securities sold under repurchase agreements	143		30
Securitization liabilities at amortized cost	1,052		342
Insurance-related liabilities	284		318
Other liabilities	2,524		641
Total liabilities and equity	32,632		47,003
Off-balance sheet commitments
Total off-balance sheet commitments	17,054		12,552
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	16,386		12,034
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	212
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			177
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	456		97
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			244
Over 1 year to 2 years [member]
Assets
Trading loans, securities, and other	16,500		15,672
Non-trading financial assets at fair value through profit or loss	1,987		1,301
Derivatives	5,045		5,610
Financial assets designated at fair value through profit or loss	505		404
Financial assets at fair value through other comprehensive income	23,394		18,205
Debt securities at amortized cost, net of allowance for credit losses	8,185		8,791
Securities purchased under reverse repurchase agreements	59		44
Loans
Residential mortgages	34,837		34,029
Consumer instalment and other personal	15,727		17,256
Business and government	20,354		21,078
Total loans	70,918		72,363
Loans, net of allowance for loan losses	70,918		72,363
Land, buildings, equipment, and other depreciable assets	46
Other assets	129		169
Total assets	126,768		122,559
LIABILITIES
Trading deposits	2,948		2,430
Derivatives	4,713		5,546
Securitization liabilities at fair value	1,843		1,656
Financial liabilities designated at fair value through profit or loss	570		356
Deposits
Personal	9,424		9,374
Business and government	32,116		34,130
Total deposits	41,540		43,504
Obligations related to securities sold short	4,061		3,351
Obligations related to securities sold under repurchase agreements	52		47
Securitization liabilities at amortized cost	1,386		2,098
Insurance-related liabilities	963		940
Other liabilities	1,914		3,339
Total liabilities and equity	59,990		63,267
Off-balance sheet commitments
Total off-balance sheet commitments	29,168		28,977
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	28,516		27,207
Over 1 year to 2 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	652
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			753
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			81
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			936
Over 2 years to 5 years [member]
Assets
Trading loans, securities, and other	24,035		25,939
Non-trading financial assets at fair value through profit or loss	1,759		1,803
Derivatives	8,410		8,652
Financial assets designated at fair value through profit or loss	2,174		1,725
Financial assets at fair value through other comprehensive income	31,366		40,289
Debt securities at amortized cost, net of allowance for credit losses	51,202		45,127
Securities purchased under reverse repurchase agreements	313		52
Loans
Residential mortgages	126,554		101,591
Consumer instalment and other personal	74,053		61,736
Business and government	80,957		71,071
Total loans	281,564		234,398
Loans, net of allowance for loan losses	281,564		234,398
Land, buildings, equipment, and other depreciable assets	325
Other assets	146		157
Total assets	401,294		358,142
LIABILITIES
Trading deposits	3,910		4,014
Derivatives	8,816		8,148
Securitization liabilities at fair value	7,257		7,499
Financial liabilities designated at fair value through profit or loss			1
Deposits
Personal	9,457		9,670
Banks	3		3
Business and government	45,105		46,188
Total deposits	54,565		55,861
Obligations related to securities sold short	11,596		9,882
Obligations related to securities sold under repurchase agreements			12
Securitization liabilities at amortized cost	6,691		6,586
Insurance-related liabilities	1,625		1,612
Other liabilities	1,903		1,663
Total liabilities and equity	96,363		95,278
Off-balance sheet commitments
Total off-balance sheet commitments	112,927		114,644
Over 2 years to 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	111,912		111,281
Over 2 years to 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,015
Over 2 years to 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			1,031
Over 2 years to 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			2,332
Over 5 years [member]
Assets
Trading loans, securities, and other	24,417		19,014
Non-trading financial assets at fair value through profit or loss	1,483		1,488
Derivatives	12,568		12,788
Financial assets designated at fair value through profit or loss	215		699
Financial assets at fair value through other comprehensive income	28,526		28,594
Debt securities at amortized cost, net of allowance for credit losses	69,277		65,401
Loans
Residential mortgages	38,914		62,855
Consumer instalment and other personal	16,759		28,236
Business and government	60,888		61,266
Total loans	116,561		152,357
Loans, net of allowance for loan losses	116,561		152,357
Land, buildings, equipment, and other depreciable assets	4,044
Other assets	1,441		97
Total assets	258,532		280,438
LIABILITIES
Trading deposits	1,586		1,622
Derivatives	13,989		13,781
Securitization liabilities at fair value	1,908		1,942
Financial liabilities designated at fair value through profit or loss	12		9
Deposits
Personal	24		21
Banks	7		7
Business and government	4,888		7,594
Total deposits	4,919		7,622
Obligations related to securities sold short	15,466		12,115
Securitization liabilities at amortized cost	2,988		2,918
Insurance-related liabilities	898		874
Other liabilities	5,122		138
Subordinated notes and debentures	10,711		10,725
Total liabilities and equity	57,599		51,746
Off-balance sheet commitments
Total off-balance sheet commitments	7,045		9,777
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,828		5,856
Over 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,217
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			556
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			3,365
No specific maturity [member]
Assets
Interest-bearing deposits with banks	941		957
Trading loans, securities, and other	79,615		70,228
Non-trading financial assets at fair value through profit or loss	478		743
Financial assets at fair value through other comprehensive income	2,578		1,841
Debt securities at amortized cost, net of allowance for credit losses	(1)		(1)
Loans
Consumer instalment and other personal	54,473		60,103
Credit card	37,169		36,564
Business and government	22,729		21,773
Total loans	114,371		118,440
Allowance for loan losses	(4,683)		(4,447)
Loans, net of allowance for loan losses	109,688		113,993
Goodwill	17,047		16,976
Other intangibles	2,422		2,503
Land, buildings, equipment, and other depreciable assets	5,182		5,513
Deferred tax assets	1,803		1,799
Other assets	8,804		9,624
Total assets	238,013		233,492
Deposits
Personal	459,392		445,424
Banks	8,817		8,354
Business and government	225,080		221,538
Total deposits	693,289		675,316
Obligations related to securities sold short	1,218		882
Insurance-related liabilities	1,980		1,953
Other liabilities	6,441		6,609
Equity	88,802		87,701
Total liabilities and equity	791,730		772,461
Off-balance sheet commitments
Total off-balance sheet commitments	1,300		1,294
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,456		9,316
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 1,300		$ 1,294